As filed with the SEC on May 28, 2009.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq., P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2008 - March 31, 2009

Item 1: Report(s) to Shareholders.

The Annual Report is attached.

TRANSAMERICA

INCOME SHARES, INC.

Annual Report

March 31, 2009

Transamerica Income Shares, Inc.

(unaudited)

MARKET ENVIRONMENT

The year ended March 31, 2009 was a very tumultuous period in the U.S. and global financial systems. Conditions in the domestic and global economies deteriorated, creating an unstable environment for bond investors.

At the heart of this global economic and credit meltdown was a worldwide phenomena of bad loans. Financial institutions were initially reluctant to lend to each other and later, as their financial conditions weakened, they grew fearful of offering basic loans to businesses and consumers. The difficulty in borrowing, along with rising unemployment and decelerating wage growth, caused consumers and businesses to reduce spending.

In response, governments around the world implemented a number of fiscal and monetary programs. For example, both the U.K. and China announced multi-billion dollar stimulus packages in an attempt to revive their economies. In the U.S., stimulative measures included over a trillion dollars in financial rescue packages; an unprecedented reduction in short-term interest rates; heavy investment in government agencies that invest in mortgages; and commercial paper and bank debt guarantee programs, among other things.

The poor market environment spawned a flight from higher-risk assets such as stocks and corporate bonds to the relative safety of U.S. government-backed securities. Increasing demand for Treasuries drove prices higher and, because they move in opposition, yields lower.  For most corporate bonds, the opposite occurred; as demand decreased due to credit concerns, prices dropped. In some cases, the difference between Treasury and non-government yields (i.e., yield spreads) reached record levels.

Within the mortgage sector, yield spreads on mortgage-backed securities (“MBS”) issued by government agencies (e.g., Fannie Mae) widened slightly; however, the implicit government guarantee of agency MBS generally enabled them to outperform most other non-treasury asset classes. For corporate bonds, the lowest-quality bonds saw the greatest increase in yield spreads.

During the final months of the period, we saw the unprecedented amount of fiscal and monetary stimulus begin to take effect. Financial markets, specifically the credit markets, began to show signs of stabilization and even a slight recovery. Although the economy remains in a recession, these early signs are encouraging.

PERFORMANCE

For the year ended March 31, 2009, Transamerica Income Shares, Inc. returned (3.24)%.

STRATEGY REVIEW

Portfolio management responsibilities were transferred to a new team at Transamerica Investment Management, LLC as of October 1, 2008. The new team began repositioning the portfolio while maintaining the portfolio’s mandate of income generation. The focus shifted from corporate issues to a diversified pool of income-generating assets, including agency MBS. Agency MBS were less volatile than other fixed-income securities because the government began to buy these securities to keep mortgage rates low.

As market conditions worsened, we reduced the portfolio’s exposure to high-yield securities to less than 10% of assets and increased the exposure to Treasuries. Later, as market conditions improved, we increased the weighting of high-yield securities to 15% of assets. As yields rose to historically high levels, these securities provided a very attractive level of current income.

Looking to diversify risk while increasing return in the portfolio, we added non-dollar sovereign debt securities (e.g., United Kingdom Gilts) while using a hedge to protect against currency fluctuations. It was our belief that European countries were behind the U.S. in recovering from the recession. They began to lower interest rates later than the U.S., creating good return opportunities in these types of securities. Additionally, within the corporate allocation, we maintained an underweight position to financials, which were generally weaker than industrials and utilities.

One notable detractor from overall performance was a small allocation to commercial mortgage-backed securities (“CMBS”). As the outlook for CMBS worsened over the course of the year on concerns of commercial property vacancies increasing and a lack of buyers for CMBS, we selectively reduced these positions.

Brian W. Westhoff, CFA

Kirk J. Kim

Peter O. Lopez

Derek S. Brown, CFA

Greg D. Haendel, CFA

Co-Portfolio Managers

Transamerica Investment Management, LLC

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at October 1, 2008 and held for the entire period until March 31, 2009.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Actual	$1,000.00	$963.16	0.69%	$3.38
Hypothetical (b)	1,000.00	1,021.49	0.69	3.48

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moody’s Ratings)

At March 31, 2009

(unaudited)

Credit Rating Definitions:

Aaa         Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa           Obligations rated Aa are judged to be of high quality, and are subject to very low credit risk, but their susceptibility to long-term risks appears somewhat greater.

A             Obligations rated A are considered upper-medium grade and are subject to low credit risk, but have elements present that suggest a susceptibility to impairment over the long term.

Baa         Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba           Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B             Obligations rated B are considered speculative, are subject to high credit risk, and have generally poor credit risk.

Caa         Obligations rated Caa are judged to be of poor standing, are subject to very high credit risk, and have extremely poor credit quality.

Ca           Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C             Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR          Not rated.

WR         Withdrawn rating.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.2%)
U.S. Treasury Bond
4.38%, due 02/15/2038		$1,380	$1,568
4.50%, due 05/15/2038		965	1,127
U.S. Treasury Note
1.25%, due 11/30/2010		575	580
1.88%, due 02/28/2014		390	394
2.00%, due 02/28/2010		600	608
2.75%, due 02/15/2019		2,250	2,261
4.88%, due 06/30/2012		1,455	1,623
Total U.S. Government Obligations (cost $7,940)			8,161

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.5%)
Fannie Mae
4.50%, due 07/25/2021		2,054	2,090
5.00%, due 06/25/2019 - 09/01/2037		5,001	5,184
5.50%, due 07/01/2038 - 11/01/2038		6,742	7,004
Freddie Mac
4.25%, due 10/15/2026		1,289	1,297
5.00%, due 02/01/2036		2,907	3,005
Total U.S. Government Agency Obligations (cost $18,045)			18,580

FOREIGN GOVERNMENT OBLIGATION (3.1%)
France Government Bond
4.00%, due 04/25/2018	EUR	2,500	3,453
Total Foreign Government Obligation (cost $3,186)			3,453

MORTGAGE-BACKED SECURITIES (3.3%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A		$1,555	1,282
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, due 11/15/2036 -144A		1,100	957
Small Business Administration Trust
Series 2006-1A, Class D
5.85%, due 11/15/2036 -144A		1,212	1,067
6.17%, due 11/15/2036 -144A		540	470
Total Mortgage-Backed Securities (cost $4,351)			3,776

CORPORATE DEBT SECURITIES (62.9%)
Auto Components (1.3%)
Johnson Controls, Inc.
5.25%, due 01/15/2011		1,300	1,259
Tenneco, Inc.
8.13%, due 11/15/2015		895	179
Automobiles (0.9%)
Daimler Finance North America LLC
8.00%, due 06/15/2010		1,000	995
Beverages (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A		1,200	1,177
Bacardi, Ltd.
7.45%, due 04/01/2014 -144A		1,150	1,153
Building Products (0.9%)
Martin Marietta Materials, Inc.
1.32%, due 04/30/2010*		1,140	1,068
Capital Markets (2.7%)
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018		1,700	1,756
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *		1,305	1,286
Chemicals (2.6%)
Dow Chemical Co.
6.13%, due 02/01/2011		1,040	972
Lubrizol Corp.
8.88%, due 02/01/2019		1,060	1,090
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014 Ђ		765	226
Nalco Co.
7.75%, due 11/15/2011		600	591
Commercial Banks (1.0%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž		950	417
PNC Bank NA
6.88%, due 04/01/2018		730	712
Construction Materials (2.5%)
CRH America, Inc.
5.30%, due 10/15/2013		770	586
5.63%, due 09/30/2011		565	496
Lafarge SA
6.15%, due 07/15/2011		1,540	1,355
Texas Industries, Inc.
7.25%, due 07/15/2013		500	378
Consumer Finance (1.1%)
Cardtronics, Inc.
9.25%, due 08/15/2013 Ђ		525	336
Discover Financial Services
1.86%, due 06/11/2010*		1,000	864
Containers & Packaging (0.9%)
Rexam PLC
6.75%, due 06/01/2013 -144A		1,180	1,024
Diversified Financial Services (6.9%)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A		1,250	1,231
Bank of America Corp.
5.75%, due 12/01/2017		1,850	1,554
General Electric Capital Corp.
6.88%, due 01/10/2039		1,650	1,346
Glencore Funding LLC
6.00%, due 04/15/2014 -144A		1,500	673
JPMorgan Chase & Co.
7.90%, due 04/30/2018 ¡ Ž		1,750	1,125
Pemex Finance, Ltd.
9.03%, due 02/15/2011		1,560	1,600
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013		300	251
Diversified Telecommunication Services (2.1%)
Sprint Capital Corp.
7.63%, due 01/30/2011		1,300	1,203
Telefonica Europe BV
7.75%, due 09/15/2010		1,170	1,221
Electric Utilities (0.1%)
Energy Future Holdings Corp.
10.88%, due 11/01/2017		200	129
Electronic Equipment & Instruments (0.9%)
Tyco Electronics, Ltd.
6.55%, due 10/01/2017		1,334	1,009
Energy Equipment & Services (1.6%)
DCP Midstream LLC
9.75%, due 03/15/2019 -144A		610	605
Weatherford International, Ltd.
9.63%, due 03/01/2019		1,200	1,241
Food & Staples Retailing (1.0%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012		1,200	1,182
Food Products (1.5%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021		235	278

The notes to the financial statements are an integral part of this report.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

	Principal	Value
Food Products (continued)
Michael Foods, Inc.
8.00%, due 11/15/2013	$1,500	$1,336
Hotels, Restaurants & Leisure (1.8%)
Carrols Corp.
9.00%, due 01/15/2013	450	387
Pokagon Gaming Authority
10.38%, due 06/15/2014 -144A	1,000	830
Yum! Brands, Inc.
8.88%, due 04/15/2011	755	806
Household Products (0.3%)
Sealy Mattress Co.
8.25%, due 06/15/2014	800	294
Industrial Conglomerates (0.5%)
Susser Holdings LLC
10.63%, due 12/15/2013	624	605
Insurance (1.3%)
MetLife, Inc.
7.72%, due 02/15/2019	1,375	1,233
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	740	272
IT Services (0.3%)
Aramark Corp.
8.50%, due 02/01/2015	400	368
Machinery (2.0%)
PACCAR, Inc.
6.88%, due 02/15/2014	1,450	1,510
Polypore, Inc.
8.75%, due 05/15/2012	450	329
Titan International, Inc.
8.00%, due 01/15/2012	600	468
Media (6.9%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,500	1,608
Historic TW, Inc.
9.13%, due 01/15/2013	1,050	1,103
News America Holdings, Inc.
9.25%, due 02/01/2013	2,985	3,168
Omnicom Group, Inc.
5.90%, due 04/15/2016	1,035	884
Viacom, Inc.
1.67%, due 06/16/2009*	1,140	1,132
Metals & Mining (4.5%)
Arcelormittal
5.38%, due 06/01/2013	680	528
BHP Billiton Finance USA, Ltd.
5.00%, due 12/15/2010	1,225	1,252
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	1,000	935
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	1,400	1,254
Vale Overseas, Ltd.
6.25%, due 01/23/2017	1,250	1,232
Multi-Utilities (1.1%)
Sempra Energy
9.80%, due 02/15/2019	1,090	1,207
Oil, Gas & Consumable Fuels (5.1%)
Anadarko Finance Co.
6.75%, due 05/01/2011	1,100	1,109
Energy Transfer Partners, LP
9.70%, due 03/15/2019	1,000	1,062
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ¡	600	402
Opti Canada, Inc.
8.25%, due 12/15/2014	1,000	448
Petrobras International Finance Co.
5.88%, due 03/01/2018	800	744
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	960
Petroleum Development Corp.
12.00%, due 02/15/2018	400	264
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	1,300	744
Paper & Forest Products (0.2%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	475	216
Professional Services (0.3%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	300	299
Real Estate Investment Trusts (1.9%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,060	984
Hospitality Properties Trust
6.30%, due 06/15/2016	1,000	525
Westfield Capital Corp.
4.38%, due 11/15/2010 -144A	650	602
Road & Rail (4.0%)
CSX Corp.
6.75%, due 03/15/2011	1,500	1,509
Hertz Corp.
10.50%, due 01/01/2016	335	146
Kansas City Southern de Mexico SA de CV
7.63%, due 12/01/2013	820	664
12.50%, due 04/01/2016 -144A	1,000	948
Norfolk Southern Corp.
6.20%, due 04/15/2009	1,145	1,145
Specialty Retail (1.5%)
Michaels Stores, Inc.
11.38%, due 11/01/2016	1,100	407
Staples, Inc.
9.75%, due 01/15/2014	1,170	1,225
Tobacco (0.4%)
Alliance One International, Inc.
11.00%, due 05/15/2012	450	419
Wireless Telecommunication Services (0.8%)
Centennial Communications Corp.
6.96%, due 01/01/2013*	880	880
Total Corporate Debt Securities (cost $77,576)		71,011

	Shares
CONVERTIBLE PREFERRED STOCK (0.4%)
Road & Rail (0.4%)
Kansas City Southern, 5.13% ▲	710	401
Total Convertible Preferred Stock (cost $606)		401

PREFERRED STOCK (0.5%)
Diversified Telecommunication Services (0.5%)
Centaur Funding Corp., 9.08% -144A ▲	852	535
Total Preferred Stock (cost $838)		535

	Principal
CONVERTIBLE BONDS (2.5%)
Auto Components (0.7%)
Johnson Controls, Inc.
6.50%, due 09/30/2012	$650	819
Containers & Packaging (0.3%)
Sealed Air Corp.
3.00%, due 06/30/2033 -144A	390	363

The notes to the financial statements are an integral part of this report.

	Principal	Value
Diversified Telecommunication Services (0.9%)
Lucent Technologies, Inc.
2.88%, due 06/15/2023	$1,150	$1,005
Software (0.6%)
Symantec Corp.
0.75%, due 06/15/2011	650	639
Total Convertible Bonds (cost $2,832)		2,826

REPURCHASE AGREEMENT (1.5%)
State Street Repurchase Agreement 0.01%, dated 03/31/2009, to be repurchased at $1,647 on 04/01/2009 •	1,647	1,647
Total Repurchase Agreement (cost $1,647)		1,647

Total Investment Securities (cost $117,021) #		$110,390

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(2,643)	04/30/2009	$(3,490)	$(21)
British Pound Sterling	1,643	04/30/2009	2,305	53
British Pound Sterling	(1,643)	04/30/2009	(2,347)	(11)
				$21

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
▲	Rate shown reflects the yield at 03/31/2009.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $1,683.
#

Aggregate cost for federal income tax purposes is $117,562. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,021 and $9,193, respectively. Net unrealized depreciation for tax purposes is $7,172.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $14,892, or 13.21%, of the Fund’s net assets.

EUR	Euro
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$936	$109,454	$—	$110,390	$—	$21	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

STATEMENT OF ASSETS AND LIABILITIES

At March 31, 2009

(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $117,021)	$110,390
Foreign currency	44
Receivables:
Investment securities sold	1,278
Interest	1,809
Unrealized appreciation on forward foreign currency contracts	53
113,574
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	49
Transfer agent fees	10
Administration fees	2
Dividends to shareholders	663
Unrealized depreciation on forward foreign currency contracts	32
Other	77
833
Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$112,741

Net Asset Value Per Share	$17.84

Net Assets Consist of:
Paid-in capital	141,184
Accumulated net investment loss	(795)
Accumulated net realized loss from investment securities	(21,043)
Net unrealized depreciation on investment securities	(6,631)
Translation of assets and liabilities denominated in foreign currencies	26
Net Assets	$112,741

STATEMENT OF OPERATIONS

For the year ended March 31, 2009

(all amounts in thousands)

Investment Income:
Interest	$7,900
Dividends (net of withholding taxes on foreign dividends of $2)	142
Income from loaned securities-net	202
8,244
Expenses:
Management and advisory fees	604
Transfer agent fees	58
Printing and shareholder reports	45
Custody fees	22
Administration fees	24
Legal fees	19
Audit fees	45
Director fees	13
Other	34
Total expenses	864

Net Investment Income	7,380

Net Realized and Unrealized Gain (Loss) from:
Realized loss from investment securities	(13,745)
Realized gain from foreign currency transactions	391
Decrease in unrealized appreciation (depreciation) on investment securities	(4,249)
Increase in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies	26

Net Realized and Unrealized Loss on Investment Securities	(17,577)

Net Decrease In Net Assets Resulting from Operations	$(10,197)

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

(all amounts except per share amounts and shares in thousands)

	March 31, 2009	March 31, 2008
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$7,380	$7,978
Net realized loss from investment securities	(13,354)	(3,897)
Change in unrealized appreciation (depreciation) on investment securities	(4,223)	(5,596)
Net decrease in net assets resulting from operations	(10,197)	(1,515)

Distributions to Shareholders:
From net investment income:	(8,041)	(8,530)

Net decrease in net assets	(18,238)	(10,045)

Net Assets:
Beginning of year	$130,979	$141,024
End of year	$112,741	$130,979
Accumulated Net Investment Loss	$(795)	$(1,748)

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Year Ended March 31,
	2009	2008	2007	2006	2005
Net Asset Value
Beginning of year	$20.73	$22.32	$22.04	$23.17	$24.34
Investment Operations
Net investment income(a)	1.17	1.26	1.30	1.13	1.24
Net realized and unrealized gain (loss)	(2.79)	(1.50)	0.36	(0.70)	(0.85)
Total operations	(1.62)	(0.24)	1.66	0.43	0.39
Distributions
From net investment income	(1.27)	(1.35)	(1.38)	(1.30)	(1.56)
From net realized gains	—	—	—	(0.10)	—
Return of capital	—	—	—	(0.16)	—
Total distributions	(1.27)	(1.35)	(1.38)	(1.56)	(1.56)
Net Asset Value
End of year	$17.84	$20.73	$22.32	$22.04	$23.17
Market Value per Share
End of year	$16.60	$18.50	$21.11	$21.23	$21.74
Total Return(b)	(3.24)%	(6.17)%	6.32%	4.87%	(5.43)%
Ratio and Supplemental Data
Expenses to average net assets	0.72%	0.77%	0.77%	0.84%	0.72%
Net investment income, to average net assets	6.13%	5.84%	5.91%	4.95%	5.24%
Portfolio turnover rate	129%	75%	68%	95%	59%
Net Assets End of Year (000’s)	$112,741	$130,979	$141,024	$139,275	$146,380

The number of shares outstanding at the end of each period was 6,318,771.

(a) Calculation is based on average number of shares outstanding.

(b) Based on the market price of the Fund's shares including the reinvestment of dividends and distributions at prices obtained by the Fund’s dividend reinvestment plan.

The notes to the financial statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2009

(all amounts in thousands)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.  The Fund’s investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.  The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations:  Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Certain debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Directors.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of March 31, 2009, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund’s Schedule of Investments.

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at March 31, 2009 are listed in the Schedule of Investments.

Repurchase Agreements:  The Fund is authorized to enter into repurchase agreements.  The Fund, through its custodian, State Street Bank & Trust Company (“State Street”), receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.  In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2009

(all amounts in thousands)

NOTE 1.—(continued)

Foreign Currency Denominated Investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign Taxes:  The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Securities Lending: The Fund may lend securities to qualified borrowers with the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. At March 31, 2009, the Fund did not have any securities on loan.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent.

Securities Transactions and Investment Income:  Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions:  Dividend distributions are declared monthly.  Capital gains distributions are declared annually.  Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day.  See “Automatic Reinvestment Plan” on page 15 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS

TAM is the Fund’s investment adviser. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).  Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services (“TFS”) is the Fund’s administrator.  TAM and TFS are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TAM and TFS.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and the sub-adviser to the Fund.

As of March 31, 2009, an investor owned 7.6% of the outstanding shares of the Fund.

Investment Advisory Fees:  The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2009

(all amounts in thousands)

NOTE 2.—(continued)

TAM currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First $30 million	1.50%
Over $30 million	1.00%

There were no fees waived during the year ended March 31, 2009.

Administrative Services:  The Fund has entered into an agreement with TFS for financial and legal fund administration services.  The Fund pays TFS an annual fee of 0.02% of ANA.  The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended March 31, 2009 were as follows:

Purchases of securities:
Long-term	$109,881
U.S. Government	42,364

Proceeds from maturities and sales of securities:
Long-term	$111,589
U.S. Government	58,949

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization, dividends payable and Post-October loss deferrals.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book\tax differences to reflect tax character. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Undistributed (accumulated) net investment income (loss)	$1,614
Undistributed (accumulated) net realized gain (loss) from investment securities	$(1,614)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2008 and 2009 was as follows:

2008 Distributions paid from:
Ordinary Income	$8,530
Long-term Capital Gain	—

2009 Distributions paid from:
Ordinary Income	$8,041
Long-term Capital Gain	—

The following capital loss carryforwards are available to offset future realized gains through the periods listed:

Capital Loss Carryforwards	Available Through
$49	March 31, 2014
1,561	March 31, 2015
1,697	March 31, 2016
9,429	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2009

(all amounts in thousands)

NOTE 4.—(continued)

The tax basis components of distributable earnings as of March 31, 2009, are as follows:

Undistributed Ordinary Income	$409
Undistributed Long-term Capital Gain	$—
Capital Loss Carryforward	$(12,736)
Post October Capital Loss Deferral	$(8,285)
Dividends Payable	$(663)
Net Unrealized Appreciation (Depreciation)	$(7,168)

NOTE 5.   ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Report of Independent Registered Certified Public Accounting Firm

To the Board of Directors and Shareholders of Transamerica Income Shares, Inc:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Transamerica Income Shares, Inc.(the “Fund”) at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Tampa, Florida

May 18, 2009

SUPPLEMENTAL TAX INFORMATION (unaudited)

(all amounts in thousands)

For corporate shareholders, 0.83% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deduction.

The Fund designates a maximum amount of $66,813 as qualified dividend income, which is 0.83% of what was distributed.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2008. Complete information was computed and reported in conjunction with year 2008 Form 1099-DIV.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 (not in thousands) shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”).  Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market.  Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares.  Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature.  You can make additional investments only, without reinvesting your monthly dividend.  If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so.  The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions.  Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account.  Each investment will be made on or near the next dividend payment date.  All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee of $1.75 (not in thousands) for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services, LLC

Shareholder Investment Services

Newport Office Center VII

480 Washington Boulevard

Jersey City, NJ 07310

(800) 454-9575

BOARD MEMBERS AND OFFICERS

The Board Members and executive officers of the Company are listed below. The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of the Company by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.  The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Investors, Inc. (“TII”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 179 funds/portfolios.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.  The Board Members, their ages, their positions with the Company, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

INTERESTED BOARD MEMBER**

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2002

Chairman and Board Member (2008 – present), President (2007 – present), Chief Executive Officer (2006 – present), Vice President, Secretary and Chief Compliance Officer (2003 – 2006), TII;

Chairman, Board Member, President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Chief Compliance Officer, General Counsel and Secretary (1999 – 2006), Transamerica Funds and TST;

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (2002 – 2006), General Counsel, Secretary and Chief Compliance Officer (2002 – 2006), TIS;

President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Director (2000 – present), General Counsel and Secretary (2000 – 2006),

				179	N/A

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Chief Compliance Officer (2004 – 2006), TAM;

President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Director (2001 – present), General Counsel and Secretary (2001 – 2006), Transamerica Fund Services, Inc. (“TFS”);

Vice President, AFSG Securities Corporation (2001 – present);

Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIF”) (2002 – 2004); and

Director (2008 – present), Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 – 2005) and Transamerica Investment Management, LLC (“TIM”) (2001 – 2005).

INDEPENDENT BOARD MEMBERS***

Sandra N. Bane (1952)	Board Member	Since 2008	Retired, KPMG (1999 – present); Board Member, TII (2003 – present); and Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present).	179	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)

Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, Transamerica Funds and TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – present);	179	N/A

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Owner and President, Prestige Automotive Group (2001 – 2005);

President, L. J. Hill & Company (1999 – present);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

Neal M. Jewell (1935)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 - present); and Independent Trustee, EAI Select Managers Equity Fund (a mutual fund) (1996 – 2004).	179	N/A

Russell A. Kimball, Jr. (1944)	Board Member	Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and	179	N/A

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
			Board Member, TII (2008 – present).

Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present); Self-employed consultant (2006 – present); President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008); Board Member, TPP, TPFG, TPFG II and TAAVF (1994 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – present); and President, International Fund Services (alternative asset administration) (1993 – 2005).	179	N/A

Norman R. Nielsen (1939)	Board Member	Since 2006	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – present); Director, Iowa Student Loan Service Corporation (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 – 2003); Director, U.S. Bank (1987 – 2006); and President, Kirkwood Community College (1985 – 2005).	179	Buena Vista University Board of Trustees (2004 - present)

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – present); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).	179	Board of Governors, Reconstructionist Rabbinical College (2007 - present)

Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Vice President, American Express (1987 – 1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	179	N/A

John W. Waechter (1952)	Board Member	Since 2004	Attorney, Englander & Fischer, P.A. (2008 – present); Retired (2004 – 2008); Board Member, TST and TIS (2004 – present); Board Member, Transamerica Funds (2005 – present); Board Member, TPP, TPFG,	179	Operation Par, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

TPFG II and TAAVF (2007 – present);

Board Member, TII (2008 – present);

Employee, RBC Dain Rauscher (securities dealer) (2004);

Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and

Treasurer, The Hough Group of Funds (1993 – 2004).

*                          Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Company’s Articles of Incorporation.

**                   May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Company because of his employment with TAM or an affiliate of TAM.

***            Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Company.

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.  The following table shows information about the officers, including their ages, their positions held with the Company and their principal occupations during the past five years (their titles may have varied during that period).  Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age

Position

Term of Office and Length of Time Served*

Principal Occupation(s) or Employment During Past 5 Years

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2002	See the table above.

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006

Vice President, General Counsel and Secretary, TII, Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Director, Senior Vice President, General Counsel and Secretary, TAM and TFS (2006 – present);

Assistant Vice President, TCI (2007 – present); and

Director, Deutsche Asset Management (1998 – 2006).

Joseph P. Carusone (1965)	Vice President, Treasurer and Principal Financial Officer	Since 2007

Vice President, Treasurer and Principal Financial Officer, Transamerica Funds, TST, TIS and TII (2007 – present);

Vice President (2007 – present), Treasurer and Principal Financial Officer (2001 – present), TPP, TPFG, TPFG II and TAAVF;

Senior Vice President, TAM and TFS (2007 – present);

Senior Vice President (2008 – present), Vice President (2001 – 2008), Diversified Investment Advisors, Inc. (“DIA”);

Director and President, Diversified Investors Securities Corp. (“DISC”) (2007 – present);

Director, Transamerica Financial Life Insurance Company (“TFLIC”) (2004 – present); and

Treasurer, Diversified Actuarial Services, Inc. (2002 – present).

Christopher A. Staples (1970)	Vice President and Chief Investment Officer	Since 2005

Vice President and Chief Investment Officer (2007 – present); Vice President - Investment Administration (2005 – 2007), TII;

Vice President and Chief Investment Officer (2007 – present), Senior Vice President - Investment Management (2006 – 2007), Vice President - Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, TPP, TPFG,

Name and Age

Position

Term of Office and Length of Time Served*

Principal Occupation(s) or Employment During Past 5 Years

TPFG II and TAAVF (2007 – present);

Director (2005 – present), Senior Vice President – Investment Management (2006 – present) and Chief Investment Officer (2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Rick B. Resnik (1967)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2008

Chief Compliance Officer, TPP, TPFG, TPFG II and TAAVF (2004 – present);

Chief Compliance Officer, Transamerica Funds, TST, TIS and TII (2008 – present); Vice President and Conflicts of Interest Officer, TPP, TPFG, TPFG II, TAAVF, Transamerica Funds, TST, TIS and TII (2008 – present);

Senior Vice President and Chief Compliance Officer, TAM (2008 – present);

Senior Vice President, TFS (2008 – present);

Vice President and Chief Compliance Officer, DIA (2004 – present); with DIA since 1988; Director (1999 – present), Vice President and Chief Compliance Officer (1996 – present), DISC;

Assistant Vice President, TFLIC (1999 – present); and

Chief Compliance Officer, Transamerica Partners Variable Funds (2004 – present).

Robert A. DeVault, Jr. (1965)	Assistant Treasurer	Since 2009

Assistant Treasurer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009 – present); and

Assistant Vice President (2007 – present) and Manager, Fund Administration (2002 – 2007), TFS.

Suzanne Valerio- Montemurro (1964)	Assistant Treasurer	Since 2007	Assistant Treasurer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Vice President, DIA (1998 – present).

Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009 – present);

Assistant Vice President and Manager, Legal Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 - 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Name and Age

Position

Term of Office and Length of Time Served*

Principal Occupation(s) or Employment During Past 5 Years

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009 – present);

Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A. (2004 – 2005).

Richard E. Shield, Jr. (1974)	Tax Officer	Since 2008

Tax Officer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (2008 – present);

Tax Manager, Jeffrey P. McClanathan, CPA (2006 – 2007) and Gregory, Sharer & Stuart (2005 – 2006);

Tax Senior, Kirkland, Russ, Murphy & Tapp, P.A. (2003 – 2005); and

Certified Public Accountant, Schultz, Chaipel & Co., LLP (1998 – 2003).

*      Elected and serves at the pleasure of the Board of the Company.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown.  No officer of the Company, except for the Chief Compliance Officer, receives any compensation from the Company.

OTHER INFORMATION

INVESTMENT POLICY AMENDMENT

The Fund, under normal circumstances, may invest up to 20% of its net assets in equity securities of issuers with market capitalizations of $1 billion to $10 billion.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund’s proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CERTIFICATIONS

On August 15, 2008, the Fund submitted a CEO annual certification to the NYSE on which the Fund’s chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s corporate governance listing standards.  In addition, the Fund’s report to the SEC on Form N-CSR contains certifications by the Fund’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Transamerica Asset Management, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC

11111 Santa Monica Boulevard, Suite 820

Los Angeles, CA 90025

Transfer Agent

Mellon Investor Services LLC

Newport Office Center VII

480 Washington Boulevard

Jersey City, NJ 07310

1-800-454-9575

www.bnymellon.com

Custodian

State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

1-617-937-6700

Listed

New York Stock Exchange

Symbol: TAI

NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

(a)                                  Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)                                 Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)                                  During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)                                 During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)                                  Not Applicable

(f)                                    Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Sandra N. Bane, Eugene M. Mannella and John W. Waechter are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR.  Ms Bane and Messrs. Mannella and Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane and Messrs. Mannella and Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as members of the Registrant’s Audit Committee or Board of Directors in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s Audit Committee or Board of Directors.

Item 4: Principal Accountant Fees and Services.

		Fiscal Year Ended 3/31
(in thousands)		2009	2008
(a)	Audit Fees	39	38
(b)	Audit-related Fees(1)	0	0
(c)	Tax Fees(2)	2	2
(d)	All Other Fees	N/A	N/A
(e) (1)	Pre-approval policy(3)
(e) (2)	% of above that were pre-approved	100%	100%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser (or affiliate that provided services to Registrant)	N/A	N/A
(h)

Disclose whether the Audit Committee has considered whether the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is compatible with maintaining the auditor’s independence.

		Yes	Yes

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(3)

The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee.  Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: Audit Committee of Listed Registrant.

The following individuals comprise the standing Audit Committee: John W. Waechter, Chairperson; Sandra N. Bane, Leo J. Hill, Neal M. Jewell, Russell A. Kimball, Jr., Eugene M. Mannella, Norman R. Nielsen, Joyce G. Norden and Patricia L. Sawyer.

Item 6: Investments.

(a)          The Schedule of Investments in securities of unaffiliated issuers is included as part of the annual report to shareholders filed under Item 1 of this Form.

(b)         No disclosures are required by this Item 6(b).

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

TRANSAMERICA INCOME SHARES, INC. (THE “FUND”)

PROXY VOTING POLICIES AND PROCEDURES

I.                                         Statement of Principle

The Fund seeks to assure that proxies received by the Fund is voted in the best interests of the Fund’s stockholders and have accordingly adopted these procedures.

II.                                     Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

The Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Adviser”), as investment adviser to the Fund, which in turn delegates proxy voting authority for most portfolios of the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio.  The Board of Directors of the Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Adviser as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the Fund.  These policies and procedures are attached hereto.

III.                                 Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Fund and Adviser.  Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the Fund or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to Legal department for inclusion in applicable SEC filings.

IV.                                Securities on Loan

The Board of Directors of the Fund has authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Fund.  Securities on loan generally are voted by the borrower of such securities.  Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Dated: January 9, 2007

Revised:  November 7, 2007

Revised:  March 1, 2008

TRANSAMERICA ASSET MANAGEMENT, INC. (“TAM”)

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

I.              Purpose

The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients.  The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

II.            TAM’s Advisory Activities

TAM acts as investment adviser to Transamerica Funds, Transamerica Income Shares, Inc., Transamerica Investors, Inc., Transamerica Partners Portfolios, Transamerica Asset Allocation Variable Funds, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II and Transamerica Series Trust (collectively, the “Funds”).  For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors of the client Fund (the “Board”).  TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III.           Summary of the TAM Proxy Policy

TAM delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below).  TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval.  In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.           Delegation of Proxy Voting Authority to Sub-Advisers

TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser.  Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V.            Administration, Review and Submission to Board of Sub-Adviser Proxy Policies

A.                                    Appointment of Proxy Administrator

TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

B.                                    Initial Review

1.             The Proxy Administrator will collect from each Sub-Adviser:

a)                                      its Sub-Adviser Proxy Policy;

b)                                     a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

c)                                      a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

2.                                       The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board.  In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face.  As a consequence, Sub-Adviser Proxy Policies are likely to differ widely.  Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

a)                                      whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

b)                                     whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

c)                                      whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

3.                                       The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

4.                                       TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

5.                                       TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

C.            Subsequent Review

TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy.  TAM will report any such changes at the next quarterly Board meeting of the applicable Fund.  No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

D.            Record of Proxy Votes Exercised by Sub-Adviser

The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds.   The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund.  If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VI.           TAM Exercise of Proxy Voting Authority

A.            Use of Independent Third Party

If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

B.            Conflict with View of Independent Third Party

If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

C.            Asset Allocation Portfolios

For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s).  If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

VII.         Conflicts of Interest Between TAM or Its Affiliates and the Funds

The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII.        Recordkeeping

A.            Records Generally Maintained

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:

1.                                       the TAM Proxy Voting Policy; and

2.                                       records of Fund client requests for TAM proxy voting information.

B.            Records for TAM Exercise of Proxy Voting Authority

In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

1.                                       proxy statements received regarding matters it has voted on behalf of Fund clients;

2.                                       records of votes cast by TAM; and

3.                                       copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

C.            Records Pertaining to Sub-Adviser Proxy Policies

The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

1.                                       each Sub-Adviser Proxy Policy; and

2.                                       the materials delineated in Article V above.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

D.            Time Periods for Record Retention

All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

IX.           Provision of TAM Proxy Policy to Fund Clients

The Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Last Revised:  July 1, 2008

Item 8:  Portfolio Managers of Closed-End Management Investment Companies

As of the date of this filing, Brian W. Westhoff, CFA, Kirk J. Kim and Peter O. Lopez are the Co-Lead Portfolio Managers of the Registrant and Derek S. Brown and Greg D. Haendel, CFA are Co-Managers.

Brian W. Westhoff, CFA

Portfolio Manager (co-lead)

Brian W. Westhoff is a Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, and the Garvin Graduate School of International Management, and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Charter Financial Analyst designation and has 11 years of investment experience.

Kirk J. Kim

Portfolio Manager (co-lead)

Kirk J. Kim is a Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in TIM’s Convertible Securities discipline and is a member of TIM’s Concentrated All Cap Growth Equity investment team. Prior to joining TIM in 1997, Mr. Kim worked as a securities analyst for The Franklin Templeton Group. He holds a B.S. in Finance from the University of Southern California. Mr. Kim has 13 years of investment experience.

Peter O. Lopez

Portfolio Manager (co-lead)

Peter O. Lopez is Principal and Director of Research at TIM. He co-manages sub-advised funds and institutional accounts in the Large Growth Equity and Convertible Securities disciplines. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investments Services, Inc. from 1997 — 2000. He Holds an M.B.A. in Finance and Accounting from the University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez has 17 years of investment experience.

Derek S. Brown, CFA

Portfolio Manager (co)

Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine. Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.

Greg D. Haendel, CFA

Portfolio Manager (co)

Greg D. Haendel is a Portfolio Manager at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

(a) (2) Other Accounts Managed by Portfolio Managers

The Portfolio Managers may also be responsible for the day-to-day management of other accounts, as indicated by the following table.  None of these accounts have an advisory fee based on the performance of the account.

		RICs		Pooled		Other
Portfolio Managers	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian W. Westhoff*	3	$168,320,788	0	$0	1	$15,453,872
Kirk J. Kim*	7	$376,768,327	1	$15,021,428	4	$285,263,331
Peter O. Lopez*	2	$58,969,703	1	$9,946,663	1	$7,998,591
Derek S. Brown	1	$894,460,006	0	$0	15	$1,543,872,623
Greg D. Haendel	10	$2,326,968,817	0	$0	13	$675,725,279

Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Brian W. Westhoff	0	$0	0	$0	0	$0
Kirk J. Kim	0	$0	0	$0	0	$0
Peter O. Lopez	0	$0	0	$0	0	$0
Derek S. Brown	0	$0	0	$0	0	$0
Greg D. Haendel	0	$0	0	$0	0	$0

*Core Plus Team:  Brian W. Westhoff, Peter Lopez, and Kirk Kim manage the Aegon USA Charitable Foundation (Classified above as “Other”), Transamerica Flexible Income Fund (“RIC”), and Transamerica Income Shares (“RIC”) as a team; thus, the assets managed for the Core Plus Team-managed portion of these three accounts is divided equally amongst the three managers for the purposes of the table above.

Potential Conflicts of Interest

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its board of directors. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.  As of March 31, 2009, TIM did not foresee any conflict of interest in the management of the Fund.

(a) (3) Compensation for the Fiscal Year Completed March 31, 2009

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers. For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further described below:

•                  80% Objective-portfolio performance-based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking into account such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio; customized client benchmarks; etc., in determining the portfolio manager’s relative ranking. TIM’s senior management and its board of directors determine the criteria to be used for evaluating how the rankings are determined for each portfolio manager under this objective component.

20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions—for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic), quality of investment ideas, managerial duties out

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid Per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1 through April 30, 2008	0	$0.00	0	0
May 1 through May 31, 2008	0	$0.00	0	0
June 1 through June 30, 2008	0	$0.00	0	0
July 1 through July 31, 2008	0	$0.00	0	0
August 1 through August 31, 2008	0	$0.00	0	0
September 1 through September 30, 2008	0	$0.00	0	0
October 1 through October 31, 2008	0	$0.00	0	0
November 1 through November 30, 2008	0	$0.00	0	0
December 1 through December 31,2008	0	$0.00	0	0
January 1 through January 31, 2009	0	$0.00	0	0
February 1 through February 29, 2009	0	$0.00	0	0
March 1 through March 31, 2009	0	$0.00	0	0
Total	0	$0.00	0	0

Item 10: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached
	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
	(3)	Not applicable

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 27, 2009

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	May 27, 2009

EXHIBIT A

PERSONS COVERED BY THE

TRANSAMERICA SERIES TRUST

TRANSAMERICA PARTNERS PORTFOLIOS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

THE TRANSAMERICA PARTNERS FUNDS GROUP

THE TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA FUNDS

TRANSAMERICA INCOME SHARES

TRANSAMERICA INVESTORS, INC.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

Name	Title
John K. Carter	Chief Executive Officer
Joseph P. Carusone	Principal Financial Officer

EXHIBIT B

INITIAL AND ANNUAL CERTIFICATION OF

COMPLIANCE WITH THE

TRANSAMERICA SERIES TRUST

TRANSAMERICA PARTNERS PORTFOLIOS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

THE TRANSAMERICA PARTNERS FUNDS GROUP

THE TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA FUNDS

TRANSAMERICA INCOME SHARES

TRANSAMERICA INVESTORS, INC.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

To:          The Board of Directors

/s/ JKC                   I hereby certify that I have received the Transamerica Funds, Transamerica Series Trust, Transamerica Partners Portfolios, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II, Transamerica Asset Allocation Variable Funds, Transamerica Investors, Inc., Transamerica Income Shares, Inc., Code of Ethics for Principal Executive and Senior Financial Officers adopted pursuant to the Sarbanes-Oxley Act of 2002 (the “Code”) and that I have read and understood the Code.  I further certify that I am subject to the Code and will comply with each of the Code’s provisions to which I am subject.

/s/ JKC                   I hereby certify that I have received the Transamerica Funds, Transamerica Series Trust, Transamerica Partners Portfolios, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II, Transamerica Asset Allocation Variable Funds, Transamerica Investors, Inc., Transamerica Income Shares, Inc., Code of Ethics for Principal Executive and Senior Financial Officers adopted pursuant to the Sarbanes-Oxley Act of 2002 (the “Code”) and that I have read and understood the Code.  I further certify that I have complied with and will continue to comply with each of the provisions of the Code to which I am subject.

/s/ John K. Carter
(Signature)

Name:	John K. Carter, Chief Executive Officer

Date:	May 27, 2009

EXHIBIT B

INITIAL AND ANNUAL CERTIFICATION OF

COMPLIANCE WITH THE

TRANSAMERICA SERIES TRUST

TRANSAMERICA PARTNERS PORTFOLIOS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

THE TRANSAMERICA PARTNERS FUNDS GROUP

THE TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA FUNDS

TRANSAMERICA INCOME SHARES

TRANSAMERICA INVESTORS, INC.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

To:          The Board of Directors

/s/ JPC                    I hereby certify that I have received the Transamerica Funds, Transamerica Series Trust, Transamerica Partners Portfolios, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II, Transamerica Asset Allocation Variable Funds, Transamerica Investors, Inc., Transamerica Income Shares, Inc., Code of Ethics for Principal Executive and Senior Financial Officers adopted pursuant to the Sarbanes-Oxley Act of 2002 (the “Code”) and that I have read and understood the Code.  I further certify that I am subject to the Code and will comply with each of the Code’s provisions to which I am subject.

/s/ JPC                    I hereby certify that I have received the Transamerica Funds, Transamerica Series Trust, Transamerica Partners Portfolios, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II, Transamerica Asset Allocation Variable Funds, Transamerica Investors, Inc., Transamerica Income Shares, Inc., Code of Ethics for Principal Executive and Senior Financial Officers adopted pursuant to the Sarbanes-Oxley Act of 2002 (the “Code”) and that I have read and understood the Code.  I further certify that I have complied with and will continue to comply with each of the provisions of the Code to which I am subject.

/s/ Joseph P. Carusone
(Signature)

Name:	Joseph P. Carusone, Principal Financial Officer

Date:	May 27, 2009

EXHIBIT INDEX

Exhibit No.

Description of Exhibit

12(a)(1)	Code of Ethics for Chief Executive and Principal Financial Officers
12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer